STOCKHOLDERS’ EQUITY (DEFICIT) (Details 2) - Restricted Stock Units [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Units, Outstanding Beginning Balance	17,554,736	8,270,239	6,311,250
Stock Units, Granted	14,593,247	10,354,497	1,958,989
Stock Units, Exchanged	(19,228,494)
Stock Units, Expired		(500,000)	0
Stock Units, Cancelled	0	(570,000)	0
Stock Units, Forfeited			0
Stock Units, Outstanding Ending Balance	12,919,489	17,554,736	8,270,239
Stock Units, Vested	7,906,990	14,398,487	7,228,565